CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT(unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2020	0	0
Contribution from Sponsor of shares to be issued under non-redemption agreements		$ (460)		(25,000)
Net income (loss)				6,382,877
Balance at Dec. 31, 2021	$ 58	$ 450	(9,310,329)	(9,309,821)
Balance (in Shares) at Dec. 31, 2021	583,723	4,500,528
Net income (loss)			2,743,011	2,743,011
Balance at Mar. 31, 2022	$ 58	$ 450	(6,567,318)	(6,566,810)
Balance (in Shares) at Mar. 31, 2022	583,723	4,500,528
Balance at Dec. 31, 2021	$ 58	$ 450	(9,310,329)	(9,309,821)
Balance (in Shares) at Dec. 31, 2021	583,723	4,500,528
Net income (loss)				7,236,403
Balance at Sep. 30, 2022	$ 58	$ 450	(6,117,067)	(6,116,559)
Balance (in Shares) at Sep. 30, 2022	583,723	4,500,528
Balance at Dec. 31, 2021	$ 58	$ 450	(9,310,329)	(9,309,821)
Balance (in Shares) at Dec. 31, 2021	583,723	4,500,528
Remeasurement of Class A common stock to redemption value			(5,016,618)	(5,016,618)
Net income (loss)				7,193,270
Balance at Dec. 31, 2022	$ 58	$ 450	(7,133,678)	(7,133,170)
Balance (in Shares) at Dec. 31, 2022	583,723	4,500,528
Balance at Mar. 31, 2022	$ 58	$ 450	(6,567,318)	(6,566,810)
Balance (in Shares) at Mar. 31, 2022	583,723	4,500,528
Remeasurement of Class A common stock to redemption value			(1,730,972)	(1,730,972)
Net income (loss)			2,107,058	2,107,058
Balance at Jun. 30, 2022	$ 58	$ 450	(6,191,232)	(6,190,724)
Balance (in Shares) at Jun. 30, 2022	583,723	4,500,528
Remeasurement of Class A common stock to redemption value			(2,312,169)	(2,312,169)
Net income (loss)			2,386,334	2,386,334
Balance at Sep. 30, 2022	$ 58	$ 450	(6,117,067)	(6,116,559)
Balance (in Shares) at Sep. 30, 2022	583,723	4,500,528
Balance at Dec. 31, 2022	$ 58	$ 450	(7,133,678)	(7,133,170)
Balance (in Shares) at Dec. 31, 2022	583,723	4,500,528
Remeasurement of Class A common stock to redemption value			(745,006)	(745,006)
Net income (loss)			278,260	278,260
Balance at Mar. 31, 2023	$ 58	$ 450	(7,600,424)	(7,599,916)
Balance (in Shares) at Mar. 31, 2023	583,723	4,500,528
Balance at Dec. 31, 2022	$ 58	$ 450	(7,133,678)	(7,133,170)
Balance (in Shares) at Dec. 31, 2022	583,723	4,500,528
Net income (loss)				(1,210,406)
Balance at Sep. 30, 2023	$ 271	$ 237	(9,933,433)	(9,932,925)
Balance (in Shares) at Sep. 30, 2023	2,712,438	2,371,813
Balance at Mar. 31, 2023	$ 58	$ 450	(7,600,424)	(7,599,916)
Balance (in Shares) at Mar. 31, 2023	583,723	4,500,528
Conversion of Class B to Class A common stock	$ 213	$ (213)
Conversion of Class B to Class A common stock (in Shares)	2,128,715	(2,128,715)
Finance cost of shares to be issued under non-redemption agreements			879,900	879,900
Contribution from Sponsor of shares to be issued under non-redemption agreements			(879,900)	(879,900)
Excise tax on redemption of Class A common stock			(265,380)	(265,380)
Remeasurement of Class A common stock to redemption value			(444,799)	(444,799)
Net income (loss)			(367,435)	(367,435)
Balance at Jun. 30, 2023	$ 271	$ 237	(8,678,038)	(8,677,530)
Balance (in Shares) at Jun. 30, 2023	2,712,438	2,371,813
Remeasurement of Class A common stock to redemption value			(134,164)	(134,164)
Net income (loss)			(1,121,231)	(1,121,231)
Balance at Sep. 30, 2023	$ 271	$ 237	$ (9,933,433)	$ (9,932,925)
Balance (in Shares) at Sep. 30, 2023	2,712,438	2,371,813